Condensed Consolidated Statement of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Cash Flows from Operating Activities
Net loss	$ (2,391,357)	$ (1,038,425)	$ (2,581,011)	$ (1,376,406)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	12,058	11,567	23,606	16,461
Stock based compensation, including amortization of prepaid fees	97,286	48,650	106,743	146,208
Amortization of original issue discount and debt discount on convertible notes	399,398	130,568	330,435	208,626
Financing cost	440,505		72,956	75,000
Change in fair value of derivative financial instrument	(38,165)		(3,967)
Loss on extinguishment of debt	308,359		290,581
Change in fair value of debt	83,398
Changes in operating assets and liabilities:
Accounts receivable	(28,504)	2,273	33,525	153,252
Prepaid expenses and deposits	(183,878)	15,921	(38,347)	3,042
Accounts payable and accrued expenses	45,345	3,322	105,042	3,207
Due to related party, current portion	32,608	16,488	41,168	14,271
Net cash used in operating activities	(1,222,947)	(809,636)	(1,619,269)	(756,339)
Cash Flows from Investing Activities
Acquisition of property and equipment	(201)	(7,046)	(16,147)	(12,611)
Net cash used in investing activities	(201)	(7,046)	(16,147)	(12,611)
Cash Flows from Financing Activities
Proceeds from sale of common stock	645,503	520,000	848,639	374,000
Proceeds from issuance of convertible notes	805,500	100,000	429,500	475,000
Repayment of convertible notes	(284,682)
Proceeds from related party loans	101,450	177,470	338,470	201,500
Repayment of related party loans	(9,000)	(11,192)	(11,192)	(149,285)
Proceeds from notes payable and bank loans	73,500		148,510
Repayment of notes payable and bank loans	(113,257)		(108,873)	(84,980)
Payments on capital leases	(7,645)	(9,174)	(18,348)	(18,348)
Net cash provided by financing activities	1,211,369	777,104	1,626,706	797,887
Net increase (decrease) in cash	(11,779)	(39,578)	(8,710)	28,937
Cash, beginning of period	50,006	58,716	58,716	29,779
Cash, end of period	38,227	19,138	50,006	58,716
Supplemental disclosure of cash flow information:
Cash paid during the period for interest	9,978	699	1,002	3,813
Cash paid during the period for income tax
Schedule of non-cash investing and financing activities:
Fair value of warrants issued to extend maturity date of convertible notes payable, recognized as discount against convertible notes payable	10,199	7,506	7,506
Fair value of warrants, beneficial conversion feature and original issue discount allocated to proceeds of convertible notes payable	1,246,005	66,190	66,190	272,957
Common stock issuable issued during period	54		6,451	45,000
Derivative liabilities written off with repayment of convertible notes payable	216,640
Fair value of warrants issued to extend related party notes payable	337,466
Fair of warrants issued for professional service	94,844
Fair value of warrants issued pursuant to Amended Investment Agreement		$ 153,625	153,625
Fair value of warrants allocated to proceeds of common stock			89,376
Initial derivative liabilities, beneficial conversion features and original issue discounts allocated to proceeds of convertible notes payable			329,500
Common stock issued for preferred stock conversion				$ 295